SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

28. SHARE-BASED COMPENSATION

28.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 shares. The 2004 Option Plan was amended in August 2016 to increase the maximum aggregate number of ordinary shares to 34,449,614 shares. On June 6, 2017, the Group and optionees have entered into certain stock option agreements, pursuant to which the Group has granted to the optionees options to acquire the ordinary shares, par value US$0.01 each, of the Group. According to the agreements, 6,328,535 options were exercised to ordinary shares, and 10,806,665 options were canceled. In December 2018, the 2004 Option Plan was amended to increase the maximum aggregate number of ordinary shares to 100,000,000 shares. By the amendment to the Option Plan in August 2021, we increased the total number of ordinary shares reserved under the Option Plan from 100,000,000 to 250,000,000. In addition, the 2004 Option Plan was amended in April 2023 to increase maximum number of ordinary shares to 550,000,000. As of April 7, 2026, options to purchase 50,000 ordinary shares were expired and 619,565,500 ordinary shares were available for future grant under the 2004 Option Plan.

Restricted Ordinary Shares

On September 4, 2018, the Group granted an aggregate amount of 30,000,000 restricted ordinary shares to directors, officers and consultants. In exchange for such restricted ordinary shares granted, the Group forfeited and canceled the stock options in the total amount of 6,200,000 shares previously granted on January 24, 2018. Half of each individual’s shares will only vest if the Group meets certain target on non-GAAP profit before tax in 2019. If the Group fails to achieve this target, such half of each individual’s shares will be forfeited and canceled. The remaining half of each individual’s shares is subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 36 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.

On January 21, 2019, the Group forfeited and canceled an aggregate amount of 15,000,000 restricted ordinary shares with the vesting condition that the Group meets certain target on non-GAAP profit before tax in 2019 previously granted on September 4, 2018. The vesting conditions of the remaining 15,000,000 ordinary shares are subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 24 successive equal monthly installments instead of 36 installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the Vesting Commencement Date dated on March 5, 2019.

On June 17, 2020, the Group granted an aggregate amount of 29,100,000 restricted Class A ordinary shares to directors, officers and consultants as share incentive awards for their services to the Company pursuant to Eighth Amended and Restated 2004 Stock Option Plan. Among those restricted Class A ordinary shares grants, 15,600,000 restricted Class A ordinary shares are subject to restrictions on transferability that would be removed once certain pre-agreed performance targets are met, and 13,500,000 restricted Class A ordinary shares are subject to restrictions on transferability for a six-month period that would be removed in installments once certain service period conditions are met. All the restrictions attached to those shares have been removed upon the satisfaction of the underlying targets and conditions as of December 31, 2021.

On February 14, 2021, our board of directors and board committees authorized and approved the issuance of an aggregate number of 33,090,000 Class A ordinary shares of our company to certain directors, executive officers, employees and consultants of our company as share incentive awards for their services to us pursuant to the Option Plan. Among those Class A ordinary shares grants, 32,190,000 shares were restricted Class A ordinary shares, subject to restrictions on transferability to be removed upon the satisfaction of the conditions that half of the restricted shares should vest if our market capitalization reaches US$400 million and the other half should vest if our market capitalization reaches US$500 million. We also granted 900,000 restricted Class A ordinary share units to our directors which are immediately vested and issued the same number of shares.

On September 15, 2021, our board of directors and board committees authorized and approved the issuance of an aggregate number of 44,290,560 Class A ordinary shares of our company to certain directors, executive officers, employees and consultants of our company as share incentive awards for their services to us pursuant to the Option Plan. Among those Class A ordinary shares grants, 44,290,560 shares were restricted Class A ordinary shares, subject to the following vesting condition: restricted shares shall vest within two years, i.e., 1/24th of all restricted share grants shall vest on the last day of each month after the date of the grant. We also granted 4,950,000 restricted Class A ordinary share units to our directors which are immediately vested and issued the same number of shares.

On September 7, 2023, our board of directors and board committees authorized and approved the issuance of an aggregate number of 214,650,000 Class A ordinary shares of our company to certain directors, executive officers, employees of our company as share incentive awards for their services to us pursuant to the Tenth Amended and Restated 2004 Stock Option Plan. Among those Class A ordinary shares grants, the 205,200,000 Class A ordinary shares issued pursuant to the restricted share grants to the executive officers and employees of the Company are subject to a three-year vesting schedule and lock-up restrictions, provided that the second-year and the third-year tranches of the restricted share grants shall be released from the lock-up restrictions only upon the satisfaction of certain pre-agreed performance targets. The remaining 9,450,000 Class A ordinary shares were issued pursuant to the restricted share units granted to the independent directors of the Company as part of their compensation for their services as independent directors of the Company for the next three years.

In June 2024, our board of directors and board committees authorized and approved the issuance of 11,250,000 Class A ordinary shares, pursuant to the Option Plan, to the company’s consultants who provided advisory services in connection with entering into relevant share purchase agreements with the investee companies engaged in AIGC business.

In October 2024, our board of directors and board committees authorized and approved the issuance of 63,947,400 Class A ordinary shares, pursuant to the Option Plan, to the company’s consultant who provided advisory services in connection with entering into the Publishing Agreement with Wemade Co., Ltd.

From December 2024 to February 2025, our board of directors and board committees authorized and approved the issuance of an aggregate number of 5,929,200 Class A ordinary shares to the company’s consultants who provided advisory services in connection with entering into the definitive joint venture agreements with online game operations and marketing companies.

In March 2025, our board of directors and board committees authorized and approved the issuance of an aggregate number of 7,281,300 Class A ordinary shares to the company’s consultant who provided advisory services in connection with entering into the definitive joint venture agreements with online game operations and marketing companies.

From March 2025 to September 2025, our board of directors and board committees authorized and approved the issuance of 7,652,700 Class A ordinary shares, pursuant to the Stock Option Plan, to the company’s consultant who provided advisory services in connection withntering into the equity financing agreements with Wemade Co., Ltd., Elune Co., Ltd and Qin Kelun.

In March 2025, our board of directors and board committees authorized and approved the issuance of an aggregate number of 450,000,000 Class A ordinary shares (equivalent to 1,500,000 ADSs) pursuant to the Eleventh Amended and Restated 2004 Stock Option Plan in the form of the restricted shares to our directors, officers and employees. All Class A ordinary shares issued as the restricted shares to our directors, executive officers and employees are subject to a three-year vesting schedule and lock-up restrictions where 1/36 portion of the respective share grants shall be vested on the last day of each calendar month following the date of the grant.

In September 2025, our board of directors and board committees authorized and approved the issuance of an aggregate number of 535,500,000 Class A ordinary shares (equivalent to 1,785,000 ADSs) pursuant to the Eleventh Amended and Restated 2004 Stock Option Plan in the form of restricted shares to our directors, officers, employees, and three consultants. Out of all granted restricted shares issued to our directors, executive officers and employees, (i) half of the restricted shares to each of them shall vest immediately upon approval of our board of directors and board committees; (ii) 25% of the restricted shares to each of them shall vest and be released from lock-up on the first anniversary of the approval of our board of directors and board committees, and (iii) 25% of the restricted shares to each of them shall vest and be released from lock-up on the second anniversary of the approval of our board of directors and board committees. Portion of the restricted shares were issued to three consultants, with one of the consultant’s restricted shares vesting in full upon approval of our board of directors and board committees; and the other two of the consultants’ restricted shares vesting under the following conditions: (i) 1/3 of the restricted shares shall vest and be released from lock-up after half a year, 1/3 shall vest on the first anniversary and the last 1/3 shall vest on the second anniversary of the approval of our board of directors and board committees.

Share-Based Compensation

For the years ended December 31, 2023, 2024 and 2025, the Group recorded share-based compensation of RMB70.8 million, RMB44.7 million and RMB116.1 million (US$ 16.6 million), respectively, for restricted ordinary shares granted to the Group’s employees and directors.

As of December 31, 2025, there was approximately RMB157.1 million (US$22.5 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options and restricted shares with performance condition. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 1.64 years.